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February 18, 2016

VIA EDGAR                                                  Securian Letterhead

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC 20549-4644

RE: Post-Effective Amendment Pursuant to Rule 485(a)
    Variable Annuity Account
    File Numbers: 333-182763 and 811-04294

Dear Ladies and Gentlemen:

The accompanying post-effective amendment to the Registration Statement on Form N-4 for the above-referenced Variable Annuity Account (the "Registrant") is being filed electronically with the Securities and Exchange Commission via the Commission's EDGAR system. The amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"). In that regard, the Registrant requests that this filing become effective on April 29, 2016.

The Registration Statement is being amended to add disclosure for updating optional living benefit rider rates through prospectus supplement.

Any questions or comments regarding this filing may be directed to the undersigned at (651)665-4145.

Sincerely,

/s/ David M. Dimitri

David M. Dimitri
Senior Counsel